Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Investment Tax Credits and Non-Capital Losses [Table Text Block]

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$359	$12,668
2016	1,064	8,243
2017	975	3,755
2018	159	2,507
2019	501	11,189
Thereafter	15,340	215,131

	$18,398	$253,493

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Tax loss carryforwards	$60,784	$55,699
Research and development deductions and credits	14,198	13,413
Tax values of depreciable assets in excess of accounting values	2,871	4,619
Share issue costs and other	38	158

Total deferred tax assets	77,891	73,889

Valuation allowance	(77,891)	(73,889)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25% (2011 – 26.50%; 2010 – 28.5%) statutory tax rate, is:

	December 31,	December 31,	December 31,
	2012	2011	2010

Tax recovery at statutory income tax rates	$(4,579)	$(7,399)	$10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370

Deferred income tax recovery	$-	$-	$-